Party-in-Interest and Related Party Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 235,472,094	$ 204,347,968
Kimco Realty Company Stock
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	8,798,631	8,864,125
Kimco Realty Company Stock | Employee Benefit Plan Trustee
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Purchases made by the plan	1,185,321	858,321
Sales made by the plan	1,986,491	900,526
Unrealized gain on investments	604,071	61,393
Common stock dividends reinvested	$ 412,677	$ 433,493
Number of shares held	375,528	415,961
Investments at fair value	$ 8,798,631	$ 8,864,125